Changes to significant accounting policies	12 Months Ended
Dec. 31, 2023
Changes to significant accounting policies [Abstract]
Disclosure of changes in accounting policies [text block]	Changes to significant accounting policies
New or revised accounting pronouncements adopted in 2023
The following new or revised standards have been issued by IASB, and were effective for the year covered by these consolidated financial statements, and had no material impact on these consolidated financial statements.
•    Definition of accounting estimates - Amendments to IAS 8: defines accounting estimates as monetary values susceptible to uncertainties in their measurement. Among these estimates we can mention the expected credit loss and the fair value of assets and liabilities.
•    Disclosure of Accounting Policies – Changes to IAS 1 and IFRS Practice Statement 2: The Group adopted disclosure from January 1, 2023. Although the amendments made to the accounting policies did not result in any changes to the accounting policies themselves, they did have an impact on the disclosure of accounting policy information in the consolidated financial statements. The amendments require 'material' disclosure of policies instead of 'significant' disclosure. Additionally, they provide guidance on the application of materiality to the disclosure of accounting policies, thus assisting entities in providing useful and specific policy information that users require to understand other information in the financial statements. Management made certain updates to the information presented in Note 4, which pertains to Material Accounting Policies (previously referred to as Significant Accounting Policies), in line with the amendments.
•    Deferred tax on leasing transactions – Amendments to IAS 12: clarify that the exemption for accounting for deferred taxes arising from temporary differences generated in the initial recognition of assets or liabilities does not apply to leasing transactions.
•    Insurance Contracts - IFRS 17: The standard on Insurance Contracts replaces IFRS 4 - Insurance Contracts, and brings important changes to the measurement, recognition and disclosure of these contracts, through specific methodologies for each type of agreement.
Other new standards and interpretations issued but not yet effective
•    Classification of Liabilities as Current or Non-Current – Amendments to IAS 1: clarifies when to take into account contractual conditions (covenants) that may impact the unconditional right to postpone the settlement of the liability for a minimum period of 12 months after the closure of the report, in addition to establish disclosure requirements for liabilities with covenants classified as non-current. These changes will come into effect from the start of the 2024 financial year, and there is no impact on the consolidated financial statements.